CIT Equipment Collateral 2008-VT1 Monthly Servicing Report	Exhibit 99.1

Determination Date:		06/18/08
Collection Period:	04/01/08	05/31/08
Record Date:		06/19/08
Payment Date:		06/20/08

I.	AVAILABLE FUNDS

	A.	Collections

		a.	Scheduled Payments Received		$37,860,610.30
		b.	Liquidation Proceeds Allocated to Owner Trust		0.00
		c.	Prepayments on Contracts		1,191,296.96
		d.	Payments on Purchased Contracts		2,868,565.22
		e.	Proceeds of Clean-up Call		0.00
		f.	Investment Earnings on Collection Account		0.00

				Total Collections	$41,920,472.48

	B.	Determination of Available Funds

		a.	Total Collections		$41,920,472.48
		b.	Servicer Advances		3,395,624.61
		c.	Recoveries of prior Servicer Advances		0.00
		d.	Withdrawal from Reserve Account		0.00
		e.	Net Swap Receipt		0.00

				Total Available Funds =	$45,316,097.09

II.	DISTRIBUTION AMOUNTS

	A.	COLLECTION ACCOUNT DISTRIBUTION
		1.	Servicing Fee			752,773.03
		2.	Net Swap Payment			10,988.78
		3.	Class A-1 Note Interest Distribution		572,226.99
			Class A-1 Note Principal Distribution		34,364,422.31
			Aggregate Class A-1 distribution			34,936,649.30
		4.	Class A-2A Note Interest Distribution		499,800.00
			Class A-2A Note Principal Distribution		0.00
			Aggregate Class A-2 distribution			499,800.00
		5.	Class A-2B Note Interest Distribution		218,794.22
			Class A-2B Note Principal Distribution		0.00
			Aggregate Class A-2B distribution			218,794.22
		6.	Class A-3 Note Interest Distribution		1,311,640.65
			Class A-3 Note Principal Distribution		0.00
			Aggregate Class A-4 distribution			1,311,640.65
		7.	Class B Note Interest Distribution		121,580.76
			Class B Note Principal Distribution		1,171,025.01
			Aggregate Class B distribution			1,292,605.77
		8.	Class C Note Interest Distribution		186,452.00
			Class C Note Principal Distribution		1,669,888.12
			Aggregate Class C distribution			1,856,340.12
		9.	Class D Note Interest Distribution		141,985.65
			Class D Note Principal Distribution		1,190,097.20
			Aggregate Class D distribution			1,332,082.85
		10.	Deposit to the Reserve Account			3,104,422.37
		11.	Trustee Expenses			0.00
		12.	Any additional payments to swap counterparty			0.00
		13.	Remainder to the holder of the equity certificate			0.00

				Collection Account Distributions =		45,316,097.09

	B.	INCORRECT DEPOSITS TO BE RETURNED TO CIT		Collection Account Distributions =		0.00

III.    INFORMATION REGARDING DISTRIBUTIONS ON THE SECURITIES

	Distribution	Class A-1	Class A-2A	Class A-2B	Class A-3
	Amounts	Notes	Notes	Notes	Notes

1.	Interest Due	572,226.99	499,800.00	218,794.22	1,311,640.65
2.	Interest Paid	572,226.99	499,800.00	218,794.22	1,311,640.65
3.	Interest Shortfall	0.00	0.00	0.00	0.00
	((1) minus (2))
4.	Principal Paid	34,364,422.31	0.00	0.00	0.00

5.	Total Distribution Amount	34,936,649.30	499,800.00	218,794.22	1,311,640.65
	((2) plus (4))

	Distribution	Class B	Class C	Class D	Total Offered
	Amounts	Notes	Notes	Notes	Notes

1.	Interest Due	121,580.76	186,452.00	141,985.65	3,052,480.27
2.	Interest Paid	121,580.76	186,452.00	141,985.65	3,052,480.27
3.	Interest Shortfall	0.00	0.00	0.00	0.00
	((1) minus (2))
4.	Principal Paid	1,171,025.01	1,669,888.12	1,190,097.20	38,395,432.64

5.	Total Distribution Amount	1,292,605.77	1,856,340.12	1,332,082.85	41,447,912.91
	((2) plus (4))

IV.    Information Regarding the Securities

A	Summary of Balance Information

			Applicable	Principal Balance	Class Factor	Principal Balance	Class Factor
		Class	Coupon	Jun-08	Jun-08
			Rate	Payment Date	Payment Date

	a.	Class A-1 Notes	2.82620%	162,635,577.69	0.82556	197,000,000.00	1.00000
	b.	Class A-2A Notes	4.7600%	105,000,000.00	1.00000	105,000,000.00	1.00000
	c.	Class A-2B Notes	4.5294%	47,000,000.00	1.00000	47,000,000.00	1.00000
	d.	Class A-3 Notes	6.5900%	199,035,000.00	1.00000	199,035,000.00	1.00000
	e.	Class B Notes	6.5100%	17,504,974.99	0.93730	18,676,000.00	1.00000
	f.	Class C Notes	7.0000%	24,966,111.88	0.93731	26,636,000.00	1.00000
	g.	Class D Notes	7.4800%	17,791,941.80	0.93730	18,982,039.00	1.00000

	h.	Total Offered Notes		573,933,606.36		612,329,039.00

B Other Information

			Scheduled
			Principal Balance
		Class	Jun-08
			Payment Date

		Class A-1 Notes	166,585,374.38

				Target	Class
			Class	Principal Balance	Floor
		Class	Percentage	Jun-08	Jun-08
				Payment Date	Payment Date

		Class A	89.50%	513,670,577.69
		Class B	3.05%	17,504,974.99	0.00
		Class C	4.35%	24,966,111.88	0.00
		Class D	3.10%	17,791,941.80	0.00

V.	PRINCIPAL

	A.	MONTHLY PRINCIPAL AMOUNT

		1.	Principal Balance of Notes and Equity Certificates			612,329,039.33
			(End of Prior Collection Period)
		2.	Contract Pool Principal Balance (End of Collection Period)			573,933,606.36

			Total monthly principal amount			38,395,432.97

B. PRINCIPAL BREAKDOWN					No. of Accounts

		1.	Scheduled Principal		40,298	34,342,050.93
		2.	Prepaid Contracts		165	1,184,816.82
		3.	Defaulted Contracts		0	0.00
		4.	Contracts purchased by CIT Financial USA, Inc.		260	2,868,565.22

			Total Principal Breakdown		40,723	38,395,432.97

VI.	CONTRACT POOL DATA

A. CONTRACT POOL CHARACTERISTICS
					Original	Jun-08
					Pool	Payment Date
		1.	a. Contract Pool Balance		612,329,039.33	573,933,606.36
			b. No of Contracts		40,723	40,298
			c. Pool Factor		1.0000	0.9373
		2.	Weighted Average Remaining Term		39.80	38.10
		3.	Weighted Average Original Term (at closing)		44.60

B. DELINQUENCY INFORMATION
				% of	% of Aggregate
					Required Payoff	No. Of	Aggregate Required
				Contracts	Amount	Accounts	Payoff Amounts
		1.	Current	97.25%	96.90%	39,189	559,441,317.32
			31-60 days	2.28%	2.67%	918	15,398,346.26
			61-90 days	0.47%	0.43%	191	2,489,567.39
			91-120 days	0.00%	0.00%	0	0.00
			121-150 days	0.00%	0.00%	0	0.00
			151-180 days	0.00%	0.00%	0	0.00
			180+days (1)	0.00%	0.00%	0	0.00

			Total Delinquency	100.00%	100.00%	40,298	577,329,230.97

		2.	Delinquent Scheduled Payments:

			Beginning of Collection Period			0.00
			End of Collection Period			3,395,624.61

			Change in Delinquent Scheduled Payments			3,395,624.61

		(1) Accounts that are more than 180 days past due constitute defaulted contracts and are included under "Defaulted Contract Information" in Section VI C below

	C.	DEFAULTED CONTRACT INFORMATION

		1.	Aggregate Contract Balance on Defaulted Contracts			0.00
		2.	Liquidation Proceeds (or other cash collections on Defaulted contracts) received			0.00
			Current period reported net losses			0.00

		3.	Cumulative Reported Net Losses			0.00

		4.	Cumulative Net Loss Ratio			0.0000%

		5.	Cummlative Net Loss Trigger			0.5000%

VII.	MISCELLANEOUS INFORMATION

	A.	SERVICER ADVANCE BALANCE

		1.	Opening Servicer Advance Balance			0.00
		2.	Current Period Servicer Advance			3,395,624.61
		3.	Recoveries of prior Servicer Advances			0.00
		4.	Ending Servicer Advance Balance			3,395,624.61

		5	Unreimbursed Servicer Advances			0.00

B.	RESERVE ACCOUNT

	1.	Opening Reserve Account			39,801,387.54

	2.	Deposit from the Collection Account			3,104,422.37

	3.	Withdrawals from the Reserve Account			0.00

	4.	Investment Earnings			0.00

	5.	Investment Earnings Distributions to the Depositor			0.00

	6.	Remaining available amount			42,905,809.91

	7.	Specified Reserve Account Balance			41,610,186.46

	8.	Reserve Account Surplus/(Shortfall)			1,295,623.45

	9.	Distribution of Reserve Account Surplus to the Depositor			(1,295,623.45)

	10.	Ending Reserve Account Balance			41,610,186.46

	11.	Reserve Account deficiency			0.00

	12.	Reserve Account Floor			18,369,871.18

C.	OTHER RELATED INFORMATION

	1.	Discount Rate		6.6060%

	2.	Life to Date Prepayment (CPR)		7.95%

	3.	Life to Date Substitutions:

		a. Prepayments	0.00

		b. Defaults	0.00

	4.	If applicable, Material Changes in how delinquency, charge-offs and uncollectibles are determined:				N/A

	5.	Any material modification, extensions or waivers to pool asset terms, fees, penalties or payments:				N/A

	6.	Any material breaches of pool assets representations or warranties or transaction covenants:

	7.	Information regarding pool asset substitutions and repurchase:				2,868,565.22

	8.	Material changes in the solicitation, credit-granting, underwriting, origination, acquisition or pool selection criteria or procedures
		used to originate, acquire, or select new pool assets:				N/A

D1.	Statement of Priority of Distributions Prior to an Event of Default or the Cumulative Net Loss Trigger is Exceeded
1	Unreimbursed Servicer Advances;
2	Servicing Fee;
3	a. Class A-1 Note Interest Distribution
b. Class A-2A Note Interest Distribution
c. Class A-2B Note Interest Distribution
d. Class A-3 Note Interest Distribution
4	Class B Note Interest Distribution;
5	Class C Note Interest Distribution;
6	Class D Note Interest Distribution;
7	Class A-1 Note Principal Distribution;
8	Class A-2A Note Principal Distribution;
9	Class A-2B Note Principal Distribution;
10.	CClass A-3 Note Principal Distribution;
11.	Class B Note Principal Distribution;
12	Class C Note Principal Distribution;
13	Class D Note Principal Distribution;
14	Class A-1 Note Reallocated Principal Distribution
15	Class A-2A Note Reallocated Principal Distribution;
16	Class A-2B Note Reallocated Principal Distribution;
17	Class A-3 Note Reallocated Principal Distribution;
18.	Class B Note Reallocated Principal Distribution;
19	Class C Note Reallocated Principal Distribution;
20	Class D Note Reallocated Principal Distribution;
21	Deposit to the Reserve Account;
22	Any amounts owing to the Trustees; and
23	Remainder to the holder of the equity certificate.

D2.	Statement of Priority of Distributions After an Event of Default or the Cumulative Net Loss Trigger is Exceeded
1	Unreimbursed Servicer Advances;
2	Servicing Fee;
3	a. Class A-1 Note Interest Distribution
b. Class A-2A Note Interest Distribution
c. Class A-2B Note Interest Distribution
d. Class A-3 Note Interest Distribution
4	Class B Note Interest Distribution;
5	Class C Note Interest Distribution;
6	Class D Note Interest Distribution;
7	Class A-1 Note Principal Distribution;
8	Class A-2A Note Principal Distribution;
9	Class A-2B Note Principal Distribution;
10	Class A-3 Note Principal Distribution;
11	Class B Note Principal Distribution;
12	Class C Note Principal Distribution;
13	Class D Note Principal Distribution;
14	Deposit to the Reserve Account;
15	Any amounts owing to the Trustees; and
16	Remainder to the holder of the equity certificate.

E.	DELINQUENCY, NET LOSSES AND CPR HISTORY

	% of	% of	% of	% of	% of (2)
	Aggregate	Aggregate	Aggregate	Aggregate	Aggregate
	Required Payoff	Required Payoff	Required Payoff	Required Payoff	Required Payoff
	Amounts	Amounts	Amounts	Amounts	Amounts
Collection
Periods	31-60 Days Past Due	61-90 Days Past Due	91-120 Days Past Due	121-150 Days Past Due	151-180 Days Past Due

05/31/08	2.67%	0.43%	0.00%	0.00%	0.00%

Collection	Monthly Net	Monthly Net
Month	Loss Percentage	Losses	LTD CPR

05/31/08	0.000%	0.00	7.95%
04/30/08	0.000%	0.00	9.85%

(2) Accounts that are more than 180 days past due constitute defaulted contracts and are included under "Defaulted Contract Information" in Section VI C above